BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES [ABSTRACT]
Summary depreciation on power generating assets
Depreciation on power generating assets is calculated on a straight-line basis over the estimated service lives of the assets, which are as follows:

Estimated service lives

Dams	Up to 115 years

Penstocks	Up to 60 years

Powerhouses	Up to 115 years

Hydroelectric generating units	Up to 115 years

Wind generating units	Up to 30 years

Solar generating units	Up to 30 years

Gas-fired cogenerating (“Cogeneration”) units	Up to 40 years

Other assets	Up to 60 years